497(j)

                 [Letterhead of Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave., NW
                              Washington, DC 20004]


   MARY JANE WILSON-BILIK
   DIRECT LINE: 202.383.0660
   Internet: mjwilson-bilik@sablaw.com

VIA EDGARLINK
                                                       May 7, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re: Conseco Variable Insurance Company
                               Conseco Variable Annuity Account F
                               Conseco Advantage
                               Post-Effective Amendment No. 9 to Form N-4
                               (File Nos. 333-40309; 811-08483)
                               ------------------------------------------

Commissioners:

         On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Variable Annuity Account F (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on May 1, 2002.

         If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0660.

                                       Very truly yours,


                                       /s/ MARY JANE WILSON-BILIK
                                       --------------------------
                                       Mary Jane Wilson-Bilik

cc:  Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company